UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22885
(Investment Company Act file number)

Broadview Funds Trust
(Exact name of registrant as specified in charter)

330 East Kilbourn Avenue, Suite 1475
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

(414) 918-3900
(Registrant's telephone number)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
(Name and Address of Agent for Service)

Date of fiscal year end: September 30

Date of reporting period: April 1, 2016 – June 30, 2016

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS
BROADVIEW OPPORTUNITY FUND	June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (86.15%)
CONSUMER DISCRETIONARY (14.22%)
Automobiles & Components (0.22%)
Gentex Corp.	89,700	$1,385,865

Hotels Restaurants & Leisure (1.27%)
Chuy's Holdings, Inc.(a)	235,450	8,148,924

Leisure Products (2.32%)
Brunswick Corp.	162,550	7,366,766
Callaway Golf Co.	744,023	7,596,475
		14,963,241
Media (4.54%)
Interpublic Group of Cos., Inc.	195,150	4,507,965
MDC Partners, Inc. - Class A	997,348	18,241,495
National CineMedia, Inc.	416,931	6,454,092
		29,203,552
Multiline Retail (1.01%)
Nordstrom, Inc.	170,800	6,498,940

Specialty Retail (3.78%)
Dick's Sporting Goods, Inc.	69,400	3,127,164
Hibbett Sports, Inc.(a)	413,850	14,397,841
Urban Outfitters, Inc.(a)	248,323	6,828,883
		24,353,888
Textiles, Apparel & Luxury Goods (1.08%)
Lululemon Athletica, Inc.(a)	94,300	6,964,998

CONSUMER STAPLES (0.61%)
Food Products (0.61%)
Freshpet, Inc.(a)	422,628	3,943,119

ENERGY (4.91%)
Energy Equipment & Services (2.72%)
Patterson-UTI Energy, Inc.	96,600	2,059,512
Superior Energy Services, Inc.	359,998	6,627,563
U.S. Silica Holdings, Inc.	150,036	5,171,741
Whiting Petroleum Corp.(a)	395,281	3,660,302
		17,519,118
Oil, Gas & Consumable Fuels (2.19%)
Gulfport Energy Corp.(a)	270,300	8,449,578
Range Resources Corp.	131,100	5,655,654
		14,105,232
FINANCIALS (12.35%)
Banks (10.60%)
Allegiance Bancshares, Inc.(a)	35,241	876,796
CoBiz Financial, Inc.	923,967	10,810,414
Columbia Banking System, Inc.	55,038	1,544,366
East West Bancorp, Inc.	99,750	3,409,455
First Horizon National Corp.	411,300	5,667,714
Guaranty Bancorp	49,400	824,980
Hilltop Holdings, Inc.(a)	379,709	7,970,092
IBERIABANK Corp.	91,522	5,466,609
LegacyTexas Financial Group, Inc.	315,581	8,492,285
Renasant Corp.	139,194	4,500,142
Western Alliance Bancorp(a)	216,400	7,065,460
Zions Bancorporation	461,500	11,597,495
		68,225,808
Thrifts & Mortgage Finance (1.75%)
MGIC Investment Corp.(a)	1,898,475	11,295,926

	Shares	Value
COMMON STOCKS (86.15%) (continued)
HEALTH CARE (11.24%)
Biotechnology (0.95%)
Exact Sciences Corp.(a)	500,506	$6,131,199

Health Care Equipment & Supplies (2.04%)
K2M Group Holdings, Inc.(a)	108,200	1,679,264
NxStage Medical, Inc.(a)	528,481	11,457,468
		13,136,732
Health Care Providers & Services (3.66%)
Envision Healthcare Holdings, Inc.(a)	125,600	3,186,472
HealthSouth Corp.	367,602	14,270,310
Select Medical Holdings Corp.(a)	560,380	6,091,330
		23,548,112
Health Care Technology (1.91%)
Allscripts Healthcare Solutions, Inc.(a)	965,400	12,260,580

Life Sciences Tools & Services (2.08%)
ICON PLC(a)	43,600	3,052,436
PAREXEL International Corp.(a)	49,906	3,138,090
VWR Corp.(a)	247,850	7,162,865
		13,353,391
Pharmaceuticals (0.60%)
Catalent, Inc.(a)	169,186	3,889,586

INDUSTRIALS (18.43%)
Aerospace & Defense (2.31%)
B/E Aerospace, Inc.	121,500	5,610,262
Hexcel Corp.	221,779	9,234,878
		14,845,140
Building Products (2.15%)
Masco Corp.	447,900	13,858,026

Commercial Services & Supplies (2.58%)
Mobile Mini, Inc.	478,837	16,586,914

Construction & Engineering (0.97%)
Chicago Bridge & Iron Co. N.V.	180,900	6,264,567

Electrical Equipment (1.17%)
Regal-Beloit Corp.	136,800	7,530,840

Machinery (4.26%)
Astec Industries, Inc.	363,337	20,401,373
Crane Co.	38,100	2,161,032
Rexnord Corp.(a)	248,000	4,868,240
		27,430,645
Professional Services (2.25%)
Kforce, Inc.	673,438	11,374,368
ManpowerGroup, Inc.	23,418	1,506,714
Robert Half International, Inc.	42,243	1,611,993
		14,493,075
Road & Rail (0.31%)
Genesee & Wyoming, Inc. - Class A(a)	33,950	2,001,352

Trading Companies & Distribution (2.43%)
BMC Stock Holdings, Inc.(a)	400,980	7,145,464
HD Supply Holdings, Inc.(a)	244,131	8,500,641
		15,646,105
INFORMATION TECHNOLOGY (19.25%)
Communication Equipment (2.46%)
Ciena Corp.(a)	591,200	11,085,000
F5 Networks, Inc.(a)	41,702	4,747,356
		15,832,356

	Shares	Value
COMMON STOCKS (86.15%) (continued)
INFORMATION TECHNOLOGY (19.25%) (continued)
Electrical Equipment & Services (1.15%)
Arrow Electronics, Inc.(a)	119,992	$7,427,505

Electronic Equipment & Instruments (0.88%)
Zebra Technologies Corp. - Class A(a)	113,300	5,676,330

Internet Software & Services (0.96%)
Pandora Media, Inc.(a)	494,300	6,154,035

IT Services (0.26%)
Acxiom Corp.(a)	75,905	1,669,151

Semiconductors & Semiconductor Equipment (5.19%)
Intersil Corp. - Class A	918,400	12,435,136
MKS Instruments, Inc.	329,600	14,192,576
Veeco Instruments, Inc.(a)	408,200	6,759,792
		33,387,504
Software (8.35%)
CommVault Systems, Inc.(a)	271,600	11,730,404
Fortinet, Inc.(a)	219,995	6,949,642
Infoblox, Inc.(a)	436,843	8,195,174
Mobileye NV(a)	90,000	4,152,600
PROS Holdings, Inc.(a)	282,300	4,920,489
PTC, Inc.(a)	344,419	12,943,266
Qlik Technologies, Inc.(a)	163,984	4,850,647
		53,742,222
MATERIALS (5.14%)
Chemicals (0.97%)
Ferro Corp.(a)	161,700	2,163,546
Flotek Industries, Inc.(a)	309,100	4,080,120
		6,243,666
Construction Materials (4.17%)
Summit Materials, Inc. - Class A(a)	418,273	8,557,866
Vulcan Materials Co.	151,800	18,270,648
		26,828,514

TOTAL COMMON STOCKS
(COST $460,939,383)		554,546,158

SHORT-TERM SECURITY (13.41%)
MONEY MARKET FUND (13.41%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 7 Day Yield 0.264%	86,327,505	86,327,505

TOTAL SHORT-TERM SECURITY
(COST $86,327,505)		86,327,505

TOTAL INVESTMENTS (99.56%)
(COST $547,266,888)		640,873,663

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES (0.44%)		2,833,645

NET ASSETS 100.00%		$643,707,308

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments

1. ORGANIZATION

Broadview Funds Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on September 9, 2013 as a Delaware statutory trust. The Trust currently offers one series, the Broadview Opportunity Fund (the “Fund”). The Fund is a diversified portfolio with an investment objective to seek capital appreciation.

On November 25, 2013, shareholders of the FMI Focus Fund, a series of FMI Funds, Inc. (the “Predecessor Fund”), approved a tax-free reorganization under which all assets and liabilities of the Predecessor Fund were transferred to the Fund, a series of the Trust, at the close of business on November 29, 2013. The Predecessor Fund commenced operations on December 16, 1996.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities sold short which are listed on a national securities exchange or the Nasdaq Stock Market but which were not traded on the valuation date are valued at the mean between the bid and the ask. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale price, the mean between the bid and the ask. Options purchased or written by the Fund are valued at the mean of the highest bid and lowest ask price of all the exchanges on which the option trades. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of June 30, 2016, there were no securities that were internally fair valued. Variable rate demand notes are recorded at par value which approximates market value. Short-term investments with maturities of 60 days or less are valued at market value. For financial reporting purposes, investment transactions are recorded on the trade date.

Securities Transactions and Related Investment Income — Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the identified cost basis. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 —
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended June 30, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2016:

Broadview Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$554,546,158	$–	$–	$554,546,158
Short-Term Security	86,327,505	–	–	86,327,505
Total	$640,873,663	$–	$–	$640,873,663

*	See Schedule of Investments for industry classification.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2016.

For the period ended June 30, 2016, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at June 30, 2016 are as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation on Investments
Broadview Opportunity Fund	$548,177,339	$129,664,979	$(36,968,655)	$92,696,324

The difference between book basis and tax basis net unrealized appreciation for the Broadview Opportunity Fund is primarily attributable to tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Broadview Funds Trust

By:	/s/ Richard E. Lane
Richard E. Lane, President
(Principal Executive Officer)
Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard E. Lane
Richard E. Lane, President
(Principal Executive Officer)
Date:	August 26, 2016

By:	/s/ Aaron J. Garcia
Aaron J. Garcia, Chief Financial Officer
(Principal Financial Officer)
Date:	August 26, 2016